Supplement to the currently effective Statement of Additional Information of each of the listed funds:

Cash Account Trust                                              Scudder International Equity Fund
--    Government Securities Portfolio                           Scudder International Fund
--    Money Market Portfolio                                    Scudder International Select Equity Fund
--    Tax-Exempt Portfolio                                      Scudder Japanese Equity Fund
Cash Equivalent Fund                                            Scudder Large Cap Value Fund
--    Government Securities Portfolio                           Scudder Large Company Growth Fund
--    Money Market Portfolio                                    Scudder Large Company Value Fund
--    Tax-Exempt Portfolio                                      Scudder Latin America Fund
Cash Management Fund Institutional                              Scudder Lifecycle Long Range Fund
Cash Management Fund Investment                                 Scudder Lifecycle Mid Range Fund
Cash Reserve Fund, Inc.                                         Scudder Lifecycle Short Range Fund
--     Prime Series                                             Scudder Managed Municipal Bond Fund
--     Treasury Series                                          Scudder Massachusetts Tax-Free Fund
--     Tax-Free Series                                          Scudder Micro Cap Fund
Cash Reserves Fund Institutional                                Scudder Mid Cap Fund
Daily Assets Fund Institutional                                 Scudder Money Funds
Investors Cash Trust                                            --    Scudder Government Money Fund
--   Government Securities Portfolio                            --    Scudder Money Market Fund
--   Treasury Portfolio                                         --    Scudder Tax-Exempt Money Fund
Investors Municipal Cash Fund                                   Scudder Money Market Series
--    Investors Florida Municipal Cash Fund                     Scudder Municipal Bond Fund
--    Investors Michigan Municipal Cash Fund                    Scudder New Europe Fund
--    Investors New Jersey Municipal Cash Fund                  Scudder New York Tax-Free Income Fund
--    Investors Pennsylvania Municipal Cash Fund                Scudder Pacific Opportunities Fund
--    Tax-Exempt New York Money Market Fund                     Scudder Pathway Series: Conservative Portfolio
Money Market Fund Investment                                    Scudder Pathway Series: Growth Portfolio
NY Tax Free Money Fund Investment                               Scudder Pathway Series: Moderate Portfolio
Scudder 21st Century Growth Fund                                Scudder PreservationPlus Fund
Scudder Aggressive Growth Fund                                  Scudder PreservationPlus Income Fund
Scudder Balanced Fund                                           Scudder Retirement Fund -- Series V
Scudder Blue Chip Fund                                          Scudder Retirement Fund -- Series VI
Scudder California Tax-Free Income Fund                         Scudder Retirement Fund -- Series VII
Scudder Capital Growth Fund                                     Scudder RREEF Real Estate Securities Fund
Scudder Cash Investment Trust                                   Scudder S&P 500 Index Fund
Scudder Cash Reserves Fund                                      Scudder S&P 500 Stock Fund
Scudder Development Fund                                        Scudder Select 500 Fund
Scudder-Dreman Financial Services Fund                          Scudder Short Duration Fund
Scudder-Dreman High Return Equity Fund                          Scudder Short-Term Bond Fund
Scudder-Dreman Small Cap Value Fund                             Scudder Short-Term Municipal Bond Fund
Scudder Dynamic Growth Fund                                     Scudder Small Cap Fund
Scudder EAFE Equity Index Fund                                  Scudder Small Company Stock Fund
Scudder Emerging Markets Debt Fund                              Scudder Small Company Value Fund
Scudder Emerging Markets Growth Fund                            Scudder Strategic Growth Fund
Scudder Emerging Markets Income Fund                            Scudder Strategic Income Fund
Scudder Equity 500 Index Fund                                   Scudder Target 2010 Fund
Scudder European Equity Fund                                    Scudder Target 2011 Fund
Scudder Fixed Income Fund                                       Scudder Target 2012 Fund
Scudder Flag Investors Communications Fund                      Scudder Target 2013 Fund
Scudder Flag Investors Equity Partners Fund                     Scudder Tax Advantaged Dividend Fund
Scudder Flag Investors Value Builder Fund                       Scudder Tax-Exempt California Money Market Fund
Scudder Florida Tax-Free Income Fund                            Scudder Tax Free Money Fund
Scudder Focus Value + Growth Fund                               Scudder Technology Fund
Scudder Global Biotechnology Fund                               Scudder Technology Innovation Fund
Scudder Global Bond Fund                                        Scudder Top 50 US Fund
Scudder Global Discovery Fund                                   Scudder Total Return Fund
Scudder Global Fund                                             Scudder US Bond Index Fund
Scudder GNMA Fund                                               Scudder US Government Securities Fund
Scudder Gold and Precious Metals Fund                           Scudder US Treasury Money Fund
Scudder Greater Europe Growth Fund                              Scudder Variable Series I
Scudder Growth and Income Fund                                  --    Scudder 21st Century Growth Portfolio
Scudder Growth Fund                                             --    Scudder Balanced Portfolio
Scudder Health Care Fund                                        --    Scudder Bond Portfolio
Scudder High Income Fund                                        --    Scudder Capital Growth Portfolio
Scudder High Income Opportunity Fund                            --    Scudder Global Discovery Portfolio
Scudder High Income Plus Fund                                   --    Scudder Growth and Income Portfolio
Scudder High Yield Tax-Free Fund                                --    Scudder Health Sciences Portfolio
Scudder Income Fund                                             --    Scudder International Portfolio
Scudder Intermediate Tax/AMT Free Fund                          --    Scudder Money Market Portfolio


Scudder Variable Series II                                       --    SVS Dreman Small Cap Value Portfolio
--    Scudder Aggressive Growth Portfolio                        --    SVS Eagle Focused Large Cap Growth Portfolio
--    Scudder Blue Chip Portfolio                                --    SVS Focus Value + Growth Portfolio
--    Scudder Contrarian Value Portfolio                         --    SVS Index 500 Portfolio
--    Scudder Fixed Income Portfolio                             --    SVS INVESCO Dynamic Growth Portfolio
--    Scudder Global Blue Chip Portfolio                         --    SVS Janus Growth and Income Portfolio
--    Scudder Government Securities Portfolio                    --    SVS Janus Growth Opportunities Portfolio
--     Scudder Growth Portfolio                                  --    SVS MFS Strategic Value Portfolio
--     Scudder High Income Portfolio                             --    SVS Oak Strategic Equity Portfolio
--    Scudder International Select Equity Portfolio              --    SVS Turner Mid Cap Growth Portfolio
--    Scudder Money Market Portfolio                             Scudder Yieldwise Funds
--    Scudder Small Cap Growth Portfolio                         --    Scudder Yieldwise Government Money Fund
--    Scudder Strategic Income Portfolio                         --    Scudder Yieldwise Money Fund
--    Scudder Technology Growth Portfolio                        --    Scudder Yieldwise Municipal Money Fund
--     Scudder Total Return Portfolio                            Scudder Worldwide 2004 Fund
--     SVS Davis Venture Value Portfolio                         Tax Free Money Fund Investment
--    SVS Dreman Financial Services Portfolio                    Treasury Money Fund Institutional
--    SVS Dreman High Return Equity Portfolio                    Treasury Money Fund Investment

The  following  information  is added to each  Fund's  Statement  of  Additional
Information:

Information concerning portfolio holdings of a Scudder Fund as of a month-end is available upon request no earlier than the 16th day after month-end. Please call Scudder Investments at the number appearing on the front cover of this Statement of Additional Information to make such a request.



               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE





April 29, 2004